CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Statement of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts | $	$ 672	$ 432
Marketable securities, amortization | $	$ 141,544	$ 119,983
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, issued shares	38,177,218	32,799,082
Ordinary shares, outstanding shares	37,783,777	32,799,082
Treasury shares, ordinary shares	393,441